Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Cytek Biosciences, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	5,142,005
Proposed Maximum Offering Price per Unit	4.34
Maximum Aggregate Offering Price	$ 22,316,301.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,081.89
Offering Note	The amount registered represents 5,142,005 additional shares of the Registrant's common stock that were automatically added to the shares authorized for issuance under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan") on January 1, 2026, pursuant to an annual "evergreen" increase provision contained in the 2021 Plan. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2021 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on February 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Cytek Biosciences, Inc. 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,285,501
Proposed Maximum Offering Price per Unit	3.69
Maximum Aggregate Offering Price	$ 4,743,498.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 655.08
Offering Note	The amount registered represents 1,285,501 additional shares of the Registrant's common stock that were automatically added to the shares authorized for issuance under the Registrant's 2021 Employee Stock Purchase Plan (the "2021 ESPP") on January 1, 2026, pursuant to an annual "evergreen" increase provision contained in the 2021 ESPP. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2021 ESPP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on February 20, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2021 ESPP.